1940 Act
Rule 30b2-1
VIA EDGAR

September 9, 2010

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	PHL Variable Accumulation Account II
File No. 811-22146, CIK 0001418970
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), the referenced separate account, a unit investment trust registered under the Act, provided to its contract owners reports for the underlying management investment company listed in the table below. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the investment company listed below filed a report on Form N-CSRS with the Securities and Exchange Commission. This filing is hereby incorporated by reference.

Investment Company	CIK	Date Filed
Northern Lights Variable Trust	0001352621	9-9-10

/s/ Lois L. McGuire

Lois L. McGuire

Director

Phoenix Life Insurance Company